Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule Of Foreign Currency Exchange Rate Translation
For the periods presented, the Company used the following exchange rates:

	Year end exchange rate as at:		Average for the year ended:
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015	December 31, 2014
Canadian dollar	0.74	0.72	0.76	0.78	0.91
Australian dollar	0.72	0.73	0.74	0.75	0.90
Euro	1.06	1.09	1.11	1.11	1.33
Argentina Peso	0.06	0.08	0.07	0.11	0.12
RMB	0.14	0.15	0.15	1.16	0.16
Swedish Krona	0.11	0.12	0.12	0.12	0.15
Japanese Yen	0.01	0.01	0.01	0.01	0.01
Indian Rupee	0.01	0.02	0.02	0.02	0.02

Schedule of Property Plant and Equipment Components
Property, plant and equipment are stated at cost.  Depreciation is provided as follows:

Assets	Basis	Rate
Buildings	Straight-line	15 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 – 10 years
Leasehold improvements	Straight-line	Lease term